Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Accounts receivable	2,317,034	2,113,454	306,422
Allowance for credit losses	(177,563)	(185,755)	(26,932)
Total	2,139,471	1,927,699	279,490

Schedule of Analysis of Allowance for Doubtful Accounts

The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Beginning balance	33,989	128,199	177,563	25,744
Additions charged to current expected credit loss	104,434	53,294	20,602	2,987
Reversal	(8,751)	—	(12,303)	(1,784)
Write off	(1,473)	(3,930)	(107)	(15)
Ending balance	128,199	177,563	185,755	26,932